Basis of Presentation and General Information - Assets Liabilities And Stock holders Equity (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Assets Distributed To Stockholders Abstract [Abstract]
Property, Plant and Equipment Impairment or Disposal Disclosure	40,185,873